BILLINGS IN EXCESS OF COSTS	12 Months Ended
Jul. 31, 2015
BILLINGS IN EXCESS OF COSTS [Text Block]

NOTE 6 – BILLINGS IN EXCESS OF COSTS

Billings in excess of costs consist of the following:

	July 31, 2015	July 31, 2014
Costs incurred on uncompleted contracts	$2,033,840	$7,863,873

Billings to date	(5,523,616)	(11,710,958)

	$(3,489,776)	$(3,847,085)

Included in the accompanying balance sheets as follows:
Costs in excess of billings on uncompleted contracts	$-	$-
Billings on uncompleted contracts in excess of costs	(3,489,776)	(3,847,085)

	$(3,489,776)	$(3,847,085)